Goodwill (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance, gross		₨ 21,193	₨ 21,094
Effect of translation adjustments		8	99
Impairment loss	[1]	(16,948)	(16,948)
Closing balance		₨ 4,253	₨ 4,245	$ 51

[1]	The impairment loss of Rs.16,948 includes the following: · Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010. · During the year ended March 31, 2023, the Company assessed performance of the Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.